Document and Entity Information	12 Months Ended
Dec. 31, 2016
Document And Entity Information
Entity Registrant Name	AMERI Holdings, Inc.
Entity Central Index Key	0000890821
Document Type	S-1/A
Document Period End Date	Dec. 31, 2016
Amendment Flag	true
Amendment Description	To amend orginal S-1 and update financials.
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company